Leases	6 Months Ended
Jun. 30, 2020
Leases [Abstract]
Leases

9. Leases

The Company’s leasing activities primarily consist of real estate leases for its operations, including office space, the Company’s reconditioning facility, the TDA retail location, the Company’s Sell Us Your Car centers, parking lots and other facilities. The real estate leases have terms ranging from six months to eight years. The Company also has leases for various types of equipment, which are not material, individually or in the aggregate. The Company assesses whether each lease is an operating or finance lease at the lease commencement date. The Company does not have any material leases, individually or in the aggregate, classified as a finance leasing arrangement.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The Company does not have any significant leases that have not yet commenced but that create significant rights and obligations for the Company.

The Company’s real estate leases often require it to make payments for maintenance in addition to rent as well as payments for real estate taxes and insurance. Maintenance, real estate taxes, and insurance payments are generally variable costs which are based on actual expenses incurred by the lessor. Therefore, these amounts are not included in the consideration of the contract when determining the right-of-use asset and lease liability but are reflected as variable lease expenses.

Leases with an initial term of 12 months or less are not recorded on the Company’s consolidated balance sheet and expense for these leases are recognized on a straight-line basis over the lease term.

Options to extend or terminate leases

Certain of the Company’s real estate leases include one or more options to renew, with renewal terms that can extend the lease term from one to five years. The exercise of lease renewal options is at the Company’s sole discretion. If it is reasonably certain that the Company will exercise such options, the periods covered by such options are included in the lease term and are recognized as part of the Company’s right-of-use assets and lease liabilities. The depreciable life of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Lease term and discount rate

As of June 30, 2020, the weighted-average remaining lease term and discount rate for the Company’s operating leases were 4.0 years and 3.4%, excluding short-term operating leases.

As the rate implicit in the lease is generally not readily determinable for the Company’s operating leases, the discount rates used to determine the present value of the Company’s lease liabilities are based on the Company’s incremental borrowing rate at the lease commencement date and commensurate with the remaining lease term. The incremental borrowing rate for a lease is the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. The Company determines its incremental borrowing rate based on a synthetic credit rating that was developed with the assistance of a third-party specialist.

Lease costs and activity

The Company’s lease costs and activity for the three and six months ended June 30, 2020 were as follows (in thousands):

	Three Months Ended June 30,	Six Months Ended June 30,
Lease Cost	2020	2020
Operating lease cost	$1,369	$2,767
Short-term lease cost	634	1,518
Variable lease cost	437	966
Sublease income	(100)	(337)

Net lease cost	$2,340	$4,914

	Three Months Ended June 30,	Six Months Ended June 30,
Other information	2020	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,399	$2,826
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$521

Maturity of Lease Liabilities

The maturity of the Company’s lease liabilities on an undiscounted cash flow basis and a reconciliation to the operating lease liabilities recognized on the Company’s condensed consolidated balance sheet as of June 30, 2020 were as follows (in thousands):

For remainder of 2020	$2,591
2021	5,022
2022	3,291
2023	3,138
2024	2,858
Thereafter	724

Total lease payments	17,624
Less: interest	(1,234)

Present value of lease liabilities	$16,390

Operating lease liabilities, current	$4,640
Operating lease liabilities, noncurrent	11,750

Total operating lease liabilities	$16,390

Future minimum payments under non-cancelable operating leases with initial terms of one year or more consisted of the following as of December 31, 2019 in accordance with ASC Topic 840 (in thousands):

Year Ending December 31,
2020	$5,509
2021	4,909
2022	3,204
2023	3,026
2024	2,746
Thereafter	699

Total future minimum lease payments	$20,093

In accordance with ASC Topic 840, rent expense was $1.9 million and $3.4 million for three and six months ended June 30, 2019. Certain of the Company’s lease agreements contain escalation clauses, and accordingly, the Company records the rent expense on a straight-line basis over the lease term. Deferred rent under ASC Topic ASC 840 is recorded within “Accrued expenses” in the condensed consolidated balance sheet.